Condensed interim consolidated statement of changes in equity - USD ($)	Share capital	Share Premium	Share-based compensation reserve	Reserve for disposal group held for sale	Foreign currency translation reserve	Accumulated losses	Equity/(deficit) attributable to equity holders of the Parent Company	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2021	$ 8,529	$ 88,873,188	$ 36,929,523		$ 450,863	$ (216,066,255)	$ (89,804,152)	$ 66,378	$ (89,737,774)
Profit or (Loss) for the period						(159,738,379)	(159,738,379)	(1,881,190)	(161,619,569)
Other comprehensive loss for the period					(1,588,579)		(1,588,579)		(1,588,579)
Total comprehensive loss for the period					(1,588,579)	(159,738,379)	(161,326,958)	(1,881,190)	(163,208,148)
Issuance of shares	39	2,670,139					2,670,178		2,670,178
Issuance of shares to PIPE Investors	397	39,663,603					39,664,000		39,664,000
Issuance of shares to SPAC shareholders	1,395						1,395		1,395
Conversion of convertible notes	1,612	145,952,505					145,954,117		145,954,117
Recapitalizations costs		121,077,329					121,077,329		121,077,329
Costs attributable to the issuance of shares in connection with the business combination		(8,467,766)					(8,467,766)		(8,467,766)
Fair value of shares earnouts		(75,550,455)					(75,550,455)		(75,550,455)
Acquisition of a subsidiary								2,825,151	2,825,151
Employee share scheme reserve			257,093				257,093		257,093
Ending Balance at Jun. 30, 2022	11,972	314,218,543	37,186,616		(1,137,716)	(375,804,634)	(25,525,219)	1,010,339	(24,514,880)
Beginning Balance at Dec. 31, 2022	13,903	343,435,529	773,666	$ (492,474)	(4,347,257)	(332,562,780)	6,820,587	(4,191,394)	2,629,193
Profit or (Loss) for the period						2,077,468	2,077,468		2,077,468
Other comprehensive loss for the period					(2,945,749)		(2,945,749)		(2,945,749)
Total comprehensive loss for the period					(2,945,749)	2,077,468	(868,281)		(868,281)
Issuance of shares	3,052	2,506,726					2,509,778		2,509,778
Fair value of shares earnouts									(345,942,255)
Employee share scheme reserve			(386,198)				(386,198)		(386,198)
Discontinued operations				4,207,737	(4,207,737)
Disposal of a subsidiary								1,152,077	1,152,077
Ending Balance at Jun. 30, 2023	$ 16,955	$ 345,942,255	$ 387,468	$ 3,715,263	$ (11,500,743)	$ (330,485,312)	$ 8,075,886	$ (3,039,317)	$ 5,036,569